DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Direct Operating Costs [Abstract]
Summary of Brookfield Renewables direct operating costs
Brookfield Renewable’s direct operating costs for the year ended December 31 are comprised of the following:

(MILLIONS)	Notes	2020	2019	2018
Operations, maintenance and administration		$(730)	$(741)	$(792)
Water royalties, property taxes and other		(192)	(186)	(163)
Fuel and power purchases(1)		(348)	(316)	(294)
Energy marketing & other services	30	(4)	(20)	(24)
		$(1,274)	$(1,263)	$(1,273)
(1)Fuel and power purchases are primarily attributable to our portfolio in Colombia.